Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2018	May 31, 2023	May 31, 2025	May 31, 2024	Aug. 31, 2022	May 31, 2022
Business Acquisition [Line Items]
Goodwill						$ 43,832	$ 103,958
Other Acquisition [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred					$ 9,556
Cash and cash equivalents					497
Intangible assets					1,129
Goodwill					12,776
Non-controlling interests					1,652
Tibet Tianli Education Technology Co Ltd [Member]
Business Acquisition [Line Items]
Cash consideration					$ 9,773
Percentage of voting interests acquired	12.40%	11.00%	5.00%	5.00%	17.40%			17.40%	42.40%
Business combination, consideration transferred	$ 13,031	$ 14,334	$ 6,516	$ 4,344	$ 19,547
Goodwill					26,216
Non-controlling interests					$ 31,007
Percentage of additional voting interests acquired					30.00%
Business combination, acquisition of less than 100 percent, non controlling interest percentage					59.80%